Prepayments and other current assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments and other current assets, net
Schedule of Prepayments and other current assets, net

	As of December 31,
	2021	2022
	RMB	RMB
Value Added Tax (“VAT”) recoverable	65,268	38,974
Prepaid selling expenses	6,507	1,230
Prepayments to suppliers	279,628	4,054
Deferred charges	27,218	452
Deposits for rental	7,725	13,216
Prepaid service fees	14,485	7,770
Interest receivable	39,024	95,204
Receivable from financial institution	35,357	35,241
Others	7,601	20,893
Prepayments and other current assets	482,813	217,034
Less: allowance for credit losses	(154)	(18,102)
Prepayments and other current assets, net	482,659	198,932

Schedule of movement in the allowance for credit losses

	2021	2022
	RMB	RMB
Balance as of January 1	—	154
Amounts charged to expenses	154	17,948
Balance as of December 31	154	18,102